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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

  /s/ Deborah Carlson              Wellesley, Massachusetts   August 5, 2005
-------------------------------    ------------------------   -------------
       [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $1,211
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                     DEBORAH CARLSON - JUNE 30, 2005
                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Beverly National           Common          088115100     55     2,100    SH              Sole                 2,100    0       0
BP PLC Spon ADR            Common          055622104     31       500    SH              Sole                   500    0       0
Bristol Meyers             Common          110122108     20       800    SH              Sole                   800    0       0
Centerpoint                Common          15189T107     13     1,000    SH              Sole                 1,000    0       0
Cinergy Corp.              Common          172474108     67     1,500    SH              Sole                 1,500    0       0
CVS Corp.                  Common          126650100     41     1,400    SH              Sole                 1,400    0       0
Dow                        Common          260543103     45     1,000    SH              Sole                 1,000    0       0
Duff Phelps                Common          26432K108     44     3,000    SH              Sole                 3,000    0       0
Duke Energy                Common          264399106     19       641    SH              Sole                   641    0       0
Dupont                     Common          263534109     22       500    SH              Sole                   500    0       0
Energy East Corp.          Common          29266M109    116     4,000    SH              Sole                 4,000    0       0
Energy East Corp. Tr.     Preferred        29267G200     53     2,000    SH              Sole                 2,000    0       0
General Electric           Common          369604103     17       500    SH              Sole                   500    0       0
Great Plains               Common          391164100     96     3,000    SH              Sole                 3,000    0       0
HSBC Holdings              Common          404280406     32       400    SH              Sole                   400    0       0
IBM                        Common          459200101     22       300    SH              Sole                   300    0       0
Johnson & Johnson          Common          478160104     33       500    SH              Sole                   500    0       0
JP Morgan Chase            Common          46625H100     35     1,000    SH              Sole                 1,000    0       0
Key Corp.                  Common          493267108     17       500    SH              Sole                   500    0       0
Microsoft                  Common          594918104     20       800    SH              Sole                   800    0       0
New Plan Excel             Common          648053106     54     2,000    SH              Sole                 2,000    0       0
New York Cmnty             Common          649445103     54     3,000    SH              Sole                 3,000    0       0
Petroleo                   Common          71654V408     42       800    SH              Sole                   800    0       0
Proctor & Gamble           Common          742718109     32       600    SH              Sole                   600    0       0
Royal Dutch ADR            Common          780257804     65     1,000    SH              Sole                 1,000    0       0
Stanley Works              Common          854616109     46     1,000    SH              Sole                 1,000    0       0
Teco Energy                Common          872375100     57     3,000    SH              Sole                 3,000    0       0
TransCanada                Common          89353D107     26     1,000    SH              Sole                 1,000    0       0
XL Capital Ltd             Common          G98255105     37       500    SH              Sole                   500    0       0

                                                       1211